Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002883
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class C
C000034314
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class I
C000002882
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class A
MSCI EAFE Index
Account Value [Line Items]
Account Value	$ 19,731	$ 16,674	$ 14,876	$ 12,458	$ 15,069	$ 11,337	$ 11,900	$ 11,712	$ 10,909	$ 9,028	$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	19,731	16,674	14,876	12,458	15,069	11,337	11,900	11,712	10,909	9,028	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	19,731	16,674	14,876	12,458	15,069	11,337	11,900	11,712	10,909	9,028	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	19,731	16,674	14,876	12,458	15,069	11,337	11,900	11,712	10,909	9,028	10,000
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	19,808	17,727	16,155	13,395	17,516	13,331	12,759	12,189	11,097	9,556	10,000
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	17,645	15,079	13,848	11,951	15,969	11,879	11,890	11,809	10,877	9,183	10,000
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	19,808	17,727	16,155	13,395	17,516	13,331	12,759	12,189	11,097	9,556	10,000
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	17,645	15,079	13,848	11,951	15,969	11,879	11,890	11,809	10,877	9,183	10,000
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	19,808	17,727	16,155	13,395	17,516	13,331	12,759	12,189	11,097	9,556	10,000
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	17,645	15,079	13,848	11,951	15,969	11,879	11,890	11,809	10,877	9,183	10,000
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	19,808	17,727	16,155	13,395	17,516	13,331	12,759	12,189	11,097	9,556	10,000
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	$ 17,645	$ 15,079	$ 13,848	$ 11,951	$ 15,969	$ 11,879	$ 11,890	$ 11,809	$ 10,877	$ 9,183	$ 10,000